NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$6,176	$9,375	$15,044

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	31,899,198	32,139,686	36,267,739
Effect of dilutive securities	208,089	591,360	777,968

Denominator for diluted net earnings per share	32,107,287	32,731,046	37,045,707

Basic earnings per share	$0.19	$0.29	$0.41

Diluted earnings per share	$0.19	$0.29	$0.41